Common Stock and Warrants (Tables)	12 Months Ended
Aug. 31, 2014
Common Stock And Warrants Tables
Warrants outstanding and exercisable
	Shares of Common Stock Issuable from Warrants Outstanding as of
Description	August 31, 2014	August 31, 2013	Exercise Price	Expiration
Series G	625,000	625,000	$0.64	April 17, 2015
Series H	1,755,126	1,755,126	$0.83	February 1, 2016
Series I	921,875	-	$1.37	October 7, 2018
Total	3,302,001	2,380,126